Related party and employee transactions (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Shaanxi Zhongmao Economy Development Co., Ltd.	45,072,727	-
Beijing Starry Sky Cinema Co., Ltd	2,741,161	3,711,419
Beijing Aijieli Technology Development Co., Ltd.	-	1,478,719
Beijing Ruihao Rongtong Real estate development Co., Ltd.	10,816,284	40,400,610
	58,630,172	45,590,748

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	350,919	1,871,777

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Zhengzhou Xinnan Real estate Co., Ltd.	-	15,080,227